Risk Management - Schedule of Potential Impact on P&L (Detail) - Scenarios for impact on profit and loss [member] - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Sensitivity analysis for interest rate risk [line items]
Total rate risk	$ (23,025)	$ (14,207)	$ (43,370)
Options risk	16	89	156
Total impact	(23,172)	(14,881)	(43,064)
CLP [member]
Sensitivity analysis for interest rate risk [line items]
Total rate risk	(8,403)	(4,881)	(5,019)
CLP [member] | Derivatives [member]
Sensitivity analysis for interest rate risk [line items]
Total rate risk	(8,403)	(4,879)	(5,018)
CLP [member] | Investments [member]
Sensitivity analysis for interest rate risk [line items]
Total rate risk		(2)	(1)
CLF [member]
Sensitivity analysis for interest rate risk [line items]
Total rate risk	(8,488)	(5,130)	(5,942)
CLF [member] | Derivatives [member]
Sensitivity analysis for interest rate risk [line items]
Total rate risk	(8,488)	(5,130)	(5,942)
COP [member]
Sensitivity analysis for interest rate risk [line items]
Total rate risk	(3,104)	(1,200)	(29,182)
COP [member] | Derivatives [member]
Sensitivity analysis for interest rate risk [line items]
Total rate risk	(2,508)	(1,086)	(29,094)
COP [member] | Investments [member]
Sensitivity analysis for interest rate risk [line items]
Total rate risk	(596)	(114)	(88)
UVR
Sensitivity analysis for interest rate risk [line items]
Total rate risk	(133)	(108)	(375)
UVR | Derivatives [member]
Sensitivity analysis for interest rate risk [line items]
Total rate risk	3	(102)	(364)
UVR | Investments [member]
Sensitivity analysis for interest rate risk [line items]
Total rate risk	(136)	(6)	(11)
USD [member]
Sensitivity analysis for interest rate risk [line items]
Total rate risk	(2,648)	(2,711)	(2,810)
FX
Sensitivity analysis for interest rate risk [line items]
Total rate risk	(249)	(177)	(42)
Total impact	$ (163)	$ (763)	$ 150